Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-03-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	We maintain a clawback policy which became effective in March 2023 (as subsequently amended, the “Clawback Policy”). The Clawback Policy is intended to align the interests of senior executive officers of the Company with the interests of the Company and stockholders and comply with the compensation recoupment requirements of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (“Dodd-Frank”) and the current Nasdaq listing requirements. The Clawback Policy provides for the recovery, following a restatement, of all incentive compensation awarded to senior executive officers that, to the extent such compensation exceeds the amount that would have been received had it been determined based on the restated financial reporting measures. The Clawback Policy was filed as an exhibit with our Form 10-K, filed on March 12, 2026.